Financial instruments - Classes of financial assets instruments (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Asset [abstract]
Noncurrent Derivative Financial Assets	$ 2,476	$ 1,365
Non-current financial investments	4,083	3,600
Prepayments and financial receivables	861	1,214
Trade and other receivables	8,232	8,233
Current Derivative Financial Assets	886	578
Current financial investments	11,865	7,426
Cash and cash equivalents	6,757	5,177	$ 7,556	$ 4,390
Total	35,159	27,593
Non-financial assets [member]
Asset [abstract]
Non-current financial investments	0
Prepayments and financial receivables	364	157
Trade and other receivables	814	859
Total	1,178	1,016
Amortised cost [member]
Asset [abstract]
Non-current financial investments	261	167
Prepayments and financial receivables	497	1,057
Trade and other receivables	7,418	7,374
Current financial investments	11,649	7,050
Cash and cash equivalents	6,264	4,478
Total	26,090	20,125
Financial assets at fair value through profit or loss, category [member]
Asset [abstract]
Noncurrent Derivative Financial Assets	2,476	1,365
Non-current financial investments	3,822	3,433
Current Derivative Financial Assets	886	578
Current financial investments	216	377
Cash and cash equivalents	492	700
Total	$ 7,892	$ 6,452